Leases - Schedule of Operating Lease Right-of-use Assets and Liabilities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease right-of-use assets	$ 2,101,000
Amortization of operating lease right-of-use assets	(146,000)	(144,000)	(291,000)
Addition of operating lease right-of -use asset	28,000
Write-off of right-of-use asset related to asset sale	(26,000)
Write-off of right-of-use asset due to lease termination	(1,913,000)
Operating lease right-of-use assets	44,000		2,101,000
Operating lease liabilities, Beginning	3,300,000	$ 3,458,000	3,458,000
Principal payments on operating lease liabilities	(120,000)
Addition of operating lease liability	28,000
Write-off of lease liability related to January 2020 asset sale	(27,000)
Write-off of lease liability related to lease termination	(3,135,000)
Operating lease liabilities, Ending	46,000		3,300,000	3,458,000
Less non-current portion	(18,000)		(2,891,000)
Current portion	$ 28,000		$ 409,000